Other Investments (Details Narrative) - Satellites Dip, LLC - Management Agreement	Jun. 06, 2019 USD ($)
Schedule of Investments [Line Items]
Management fee description	NMG CC will be paid a management fee of 30% of Net Profits or $10,000 per month, whichever is greater
Loan, face amount	$ 250,000
Debt due date	Jun. 06, 2020
Interest rate per annum	12.00%